Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Impairment	$ 272,350		$ 272,350
Depreciation expenses	$ 445,787	$ 402,784